CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 355,933	$ 347,338
Short-term bank deposits	354,472	305,843
Marketable securities	283,016	301,101
Trade receivables (net of allowance for credit losses of $0 and $6 at December 31, 2022 and 2023, respectively)	186,472	120,817
Prepaid expenses and other current assets	31,550	22,482
Total current assets	1,211,443	1,097,581
LONG-TERM ASSETS:
Marketable securities	324,548	227,748
Property and equipment, net	16,494	23,474
Intangible assets, net	20,202	27,508
Goodwill	153,241	153,241
Other long-term assets	214,816	217,040
Deferred tax assets	81,464	72,809
Total long-term assets	810,765	721,820
TOTAL ASSETS	2,022,208	1,819,401
CURRENT LIABILITIES:
Trade payables	10,971	13,642
Employees and payroll accruals	95,538	77,328
Accrued expenses and other current liabilities	36,562	33,584
Convertible senior notes, net	572,340	0
Deferred revenues	409,219	327,918
Total current liabilities	1,124,630	452,472
LONG-TERM LIABILITIES:
Convertible senior notes, net	0	569,344
Deferred revenues	71,413	80,524
Other long-term liabilities	33,839	38,917
Total long-term liabilities	105,252	688,785
TOTAL LIABILITIES	1,229,882	1,141,257
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 250,000,000 shares at December 31, 2022 and 2023; Issued and outstanding: 41,028,571 shares and 42,255,336 shares at December 31, 2022 and 2023, respectively	111	107
Additional paid-in capital	827,260	660,289
Accumulated other comprehensive loss	(1,849)	(15,560)
Retained earnings (accumulated deficit)	(33,196)	33,308
Total shareholders' equity	792,326	678,144
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,022,208	$ 1,819,401